Business combination - Jinan Pengai (Details) - CNY (¥)		1 Months Ended		12 Months Ended
	Nov. 30, 2017	Jan. 31, 2019	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Business combination
Proportion of ownership interest disposed off	4.00%
Jinan Pengai
Business combination
Proportion of ownership interest disposed off			95.00%
Consideration			¥ 13,450,000
Consideration receivable balance		¥ 13,450,000			¥ 13,450,000
Percentage of share capital acquired		95.00%
Total purchase consideration		¥ 14,640,000
Goodwill		8,849,000
Goodwill expected to be deductible for income tax purpose		0
Total consideration
Settlement of receivable due from Buyer		13,450,000			¥ 13,450,000
Settlement of pre-existing balance		1,190,000
Total purchase consideration		14,640,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		66,000
Trade receivables and other receivables		1,638,000
Inventories		367,000
Properties, plant and equipment		5,324,000
Intangible assets		4,630,000
Trade payables and other payables		(1,544,000)
Lease liabilities		(3,331,000)
Deferred income tax liabilities		(1,054,000)
Noncontrolling interest		(305,000)
Net identifiable assets acquired		5,791,000
Add: goodwill (Note 14)		8,849,000
Net assets acquired		14,640,000
Cash flows from investing activities
Cash and cash equivalents		66,000
Net inflow of cash and cash equivalents included in cash flows from investing activities		¥ 66,000
Revenue since acquisition				¥ 10,107,000
Net profit (loss) since acquisition				¥ (2,791,000)